Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2013